Commitments - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Minimum Royalty Payments [Abstract]
Capital commitments	¥ 1	¥ 4
Investment commitments	¥ 94	¥ 52